Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

August 29, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Series Trust X

(File Nos. 333-89354 and 811-21108)

CIK No. 0001174520

Ladies and Gentlemen:

On behalf of Pioneer Series Trust X (the “Trust), a Delaware statutory trust, and pursuant to Rule 497 (e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of prospectus for Pioneer Multi-Asset Ultrashort Income Fund, a series of the Trust, that was filed under Rule 497(e) on August 21, 2019 (SEC accession number 0000276776-19-000048).

If you have any questions relating to the filing, please contact me at (617) 422-4388.

Sincerely,

/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz

cc:	Christopher J. Kelley, Esq.

Toby R. Serkin, Esq.